Other non-operating income (expense) (Tables)	6 Months Ended
Jun. 30, 2018
Other non-operating income (expense) [Abstract]
Details of gain or loss on valuation of investments in joint ventures and associates

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Gain on valuation	10,687	15,347	(10,061)	3,316
Loss on valuation	(3,006)	(16,809)	521	(62,271)
Impairment loss	—	—	(5,323)	(5,323)

Total	7,681	(1,462)	(14,863)	(64,278)

Other non-operating incomes and expenses

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Other non-operating income	23,345	39,041	30,411	77,185
Other non-operating expenses	(21,947)	(43,762)	(18,714)	(67,187)

Total	1,398	(4,721)	11,697	9,998

Details of other non-operating incomes

(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Rental fee income	1,687	3,203	1,880	3,700
Gains on disposal of investments in joint ventures and associates	—	—	4,466	32,886
Gains on disposal of premises and equipment, intangible assets and other assets	15,760	17,037	1,494	1,675
Reversal of impairment loss of premises and equipment, intangible assets and other assets	1	341	—	32
Others	5,897	18,460	22,571	38,892

Total	23,345	39,041	30,411	77,185

Details of other non-operating expenses

(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Depreciation on investment properties	1,004	2,010	992	1,991
Interest expense of rent leasehold deposits	150	292	105	223
Losses on disposal of investment in joint ventures and associates	—	2,931	46	27,730
Losses on disposal of premises and equipment, intangible assets and other assets	167	221	271	608
Impairment losses of premises and equipment, intangible assets and other assets	2	2	40	160
Donation	8,551	22,042	10,426	14,980
Others	12,073	16,264	6,834	21,495

Total	21,947	43,762	18,714	67,187